Schedule H, Line 4a - Schedule Of Delinquent Participant Contributions (Detail) - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	06-1119960
EBP, Plan Number	006
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	false
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 2,422,500 [1]

[1]	Prohibited Transaction Exemption (DOL)